Average Annual Total Returns - Great-West International Value Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) SinceInception	L OneYear	L FiveYears	L TenYears	L SinceInception	L InceptionDate	L MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) OneYear	L MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) FiveYears	L MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) TenYears	L MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	10.21%	8.63%		7.17%	May 01, 2015	(2.63%)	4.20%		1.17%	9.73%	8.24%	8.92%		(2.63%)	4.20%	3.37%		9.66%	7.96%		7.48%	Apr. 30, 2013	(2.63%)	4.20%		2.79%